Condensed Consolidated Financial Information Condensed Consolidated Cash Flow (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Provided by (Used in) Operating Activities	$ 198,288	$ 52,372	$ (75,322)
Payments to Acquire Businesses, Net of Cash Acquired	(336,551)	(269,860)	(177,956)
Proceeds From Disposition Of Franchise Property And Equipment	144,597	102,186	39,197
Payments to Acquire Property, Plant, and Equipment	(150,392)	(102,858)	(88,491)
Payments for (Proceeds from) Other Investing Activities	(4,705)	1,878	2,792
Net Cash Provided by (Used in) Investing Activities	(347,051)	(268,654)	(224,458)
Borrowings On Credit Facility Floorplan Line	7,832,014	6,379,328	5,700,108
Repayments On Credit Facility Floorplan Line	(7,802,719)	(6,153,677)	(5,453,148)
Borrowings on Credit Facility Acquisition Line	389,368	60,000	0
Repayments on Credit Facility Acquisition Line	(379,681)	0	0
Borrowings On Real Estate Credit Facility	200	19,640	18,080
Principal Payments On Real Estate Credit Facility	(9,917)	(8,597)	(2,406)
Proceeds from Issuance of Unsecured Debt	539,600	0	0
Payments of Debt Issuance Costs	(1,881)	0	0
Repayments of 3.00% Convertible Notes	(260,074)	0	0
Proceeds from call options and warrants related to 3% Notes	32,697	0	0
Repayments of 2.25% Convertible Notes	(182,756)	0	0
Proceeds from Issuance of Other Long-term Debt	91,137	10,289	275
Repayments of Other Long-term Debt	(85,905)	(71,170)	(4,784)
Borrowings Of Long Term Debt Related To Real Estate Loans	111,979	55,345	70,685
Principal Payments Of Long Term Debt Related To Real Estate Loans	(50,033)	(36,978)	(15,197)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	(321)	(1,822)	(915)
Payments for Repurchase of Common Stock	(36,802)	(3,553)	(11,317)
Tax effect from excess stock-based compensation	1,841	2,993	2,875
Payments of Ordinary Dividends, Common Stock	(17,097)	(15,805)	(13,433)
Borrowings (repayments) with subsidiaries	0	0	0
Change in investment in subsidiaries	0	0	0
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	0	0	0
Investment in Subsidiaries	0	0
Net Cash Provided by (Used in) Financing Activities	171,650	235,993	290,823
Effect of Exchange Rate on Cash and Cash Equivalents	(2,127)	(4,146)	(1,288)
Cash and Cash Equivalents, Period Increase (Decrease)	20,760	15,565	(10,245)
Cash and Cash Equivalents, at Carrying Value	40,975	20,215	4,650	14,895
Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities	(327)	(3,797)	(2,851)
Payments to Acquire Businesses, Net of Cash Acquired		0	0
Proceeds From Disposition Of Franchise Property And Equipment	0	0	0
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	0
Borrowings On Credit Facility Floorplan Line	0	0	0
Repayments On Credit Facility Floorplan Line	0	0	0
Borrowings on Credit Facility Acquisition Line	389,368	60,000	0
Repayments on Credit Facility Acquisition Line	(379,681)		0
Borrowings On Real Estate Credit Facility	0	0	0
Principal Payments On Real Estate Credit Facility	0	0	0
Proceeds from Issuance of Unsecured Debt	539,600
Payments of Debt Issuance Costs	(1,881)
Repayments of 3.00% Convertible Notes	(260,074)
Proceeds from call options and warrants related to 3% Notes	32,697
Repayments of 2.25% Convertible Notes	(182,756)
Proceeds from Issuance of Other Long-term Debt	0	0	0
Repayments of Other Long-term Debt	0	0	0
Borrowings Of Long Term Debt Related To Real Estate Loans	0	0	0
Principal Payments Of Long Term Debt Related To Real Estate Loans	0	0	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	(321)	(1,822)	(915)
Payments for Repurchase of Common Stock	(36,802)	(3,553)	(11,317)
Tax effect from excess stock-based compensation	0	0	0
Payments of Ordinary Dividends, Common Stock	(17,097)	(15,805)	(13,433)
Borrowings (repayments) with subsidiaries	78,199	50,651	145,184
Change in investment in subsidiaries	(160,925)	(85,674)	(116,668)
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	0	0	0
Investment in Subsidiaries	(1,964,442)	(1,710,185)
Net Cash Provided by (Used in) Financing Activities	327	3,797	2,851
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	235,236	47,525	(78,501)
Payments to Acquire Businesses, Net of Cash Acquired	(306,364)	(131,654)	(155,299)
Proceeds From Disposition Of Franchise Property And Equipment	141,147	102,069	39,122
Payments to Acquire Property, Plant, and Equipment	(140,407)	(73,615)	(84,933)
Payments for (Proceeds from) Other Investing Activities	(4,705)	1,878	2,792
Net Cash Provided by (Used in) Investing Activities	(310,329)	(101,322)	(198,318)
Borrowings On Credit Facility Floorplan Line	7,832,014	6,379,328	5,700,108
Repayments On Credit Facility Floorplan Line	(7,802,719)	(6,153,677)	(5,453,148)
Borrowings on Credit Facility Acquisition Line	0	0	0
Repayments on Credit Facility Acquisition Line	0		0
Borrowings On Real Estate Credit Facility	200	19,640	18,080
Principal Payments On Real Estate Credit Facility	(9,917)	(8,597)	(2,406)
Proceeds from Issuance of Unsecured Debt	0
Payments of Debt Issuance Costs	0
Repayments of 3.00% Convertible Notes	0
Proceeds from call options and warrants related to 3% Notes	0
Repayments of 2.25% Convertible Notes	0
Proceeds from Issuance of Other Long-term Debt	0	0	275
Repayments of Other Long-term Debt	0	0	(3,846)
Borrowings Of Long Term Debt Related To Real Estate Loans	86,522	27,925	62,895
Principal Payments Of Long Term Debt Related To Real Estate Loans	(33,143)	(21,038)	(13,098)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	0	0	0
Payments for Repurchase of Common Stock	0	0	0
Tax effect from excess stock-based compensation	1,841	2,993	2,875
Payments of Ordinary Dividends, Common Stock	0	0	0
Borrowings (repayments) with subsidiaries	(141,824)	(278,850)	(146,525)
Change in investment in subsidiaries	161,073	86,038	108,039
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	2,119	0	1,049
Investment in Subsidiaries	0	0
Net Cash Provided by (Used in) Financing Activities	96,166	53,762	274,298
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	21,073	(35)	(2,521)
Cash and Cash Equivalents, at Carrying Value	25,379	4,306	4,341	6,862
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	(36,621)	8,644	6,030
Payments to Acquire Businesses, Net of Cash Acquired	(30,187)	(138,206)	(22,657)
Proceeds From Disposition Of Franchise Property And Equipment	3,450	117	75
Payments to Acquire Property, Plant, and Equipment	(9,985)	(29,243)	(3,558)
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	(36,722)	(167,332)	(26,140)
Borrowings On Credit Facility Floorplan Line	0	0	0
Repayments On Credit Facility Floorplan Line	0	0	0
Borrowings on Credit Facility Acquisition Line	0	0	0
Repayments on Credit Facility Acquisition Line	0		0
Borrowings On Real Estate Credit Facility	0	0	0
Principal Payments On Real Estate Credit Facility	0	0	0
Proceeds from Issuance of Unsecured Debt	0
Payments of Debt Issuance Costs	0
Repayments of 3.00% Convertible Notes	0
Proceeds from call options and warrants related to 3% Notes	0
Repayments of 2.25% Convertible Notes	0
Proceeds from Issuance of Other Long-term Debt	91,137	10,289	0
Repayments of Other Long-term Debt	(85,905)	(71,170)	(938)
Borrowings Of Long Term Debt Related To Real Estate Loans	25,457	27,420	7,790
Principal Payments Of Long Term Debt Related To Real Estate Loans	(16,890)	(15,940)	(2,099)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	0	0	0
Payments for Repurchase of Common Stock	0	0	0
Tax effect from excess stock-based compensation	0	0	0
Payments of Ordinary Dividends, Common Stock	0	0	0
Borrowings (repayments) with subsidiaries	63,625	228,199	1,341
Change in investment in subsidiaries	(148)	(364)	8,629
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	(2,119)	0	(1,049)
Investment in Subsidiaries	0	0
Net Cash Provided by (Used in) Financing Activities	75,157	178,434	13,674
Effect of Exchange Rate on Cash and Cash Equivalents	(2,127)	(4,146)	(1,288)
Cash and Cash Equivalents, Period Increase (Decrease)	(313)	15,600	(7,724)
Cash and Cash Equivalents, at Carrying Value	15,596	15,909	309	8,033
Consolidation, Eliminations [Member]
Investment in Subsidiaries	1,964,442	1,710,185
Cash and Cash Equivalents, at Carrying Value	$ 0	$ 0